Segment information (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) segment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of Operating Segments | segment	3
Revenue from Contract with Customer, Excluding Assessed Tax	$ 22,889,784	$ 20,950,575
Cost of revenue	19,817,263	17,271,777
Gross profit	3,072,521	3,678,798
Interest Expenses	168,560	237,568
Capital expenditure	9,524	104,815
Segment assets	113,943,302		$ 115,450,777
Segment profit	971,195	1,191,018
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	19,817,263	17,271,777
Gross profit	3,072,521	3,678,798
Interest Expenses	184,288	228,855
Depreciation & amortization	443,830	461,747
Capital expenditure	9,524	104,815
Segment assets	113,943,302	125,631,865
Segment profit	971,195	1,191,018
Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	13,109,318	17,269,878
Gross profit	3,085,259	3,466,111
Interest Expenses	154,379	172,771
Depreciation & amortization	135,353	142,021
Capital expenditure	9,524	99,197
Segment assets	84,574,972	81,720,234
Segment profit	1,927,761	1,861,505
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	6,310,180	1,121
Gross profit	(35,182)	190,194
Interest Expenses	29,640	40,561
Depreciation & amortization	0	0
Capital expenditure	0	0
Segment assets	6,633,470	7,831,064
Segment profit	(112,499)	118,725
EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	397,765	778
Gross profit	22,444	22,493
Interest Expenses	269	15,523
Depreciation & amortization	308,477	319,726
Capital expenditure	0	5,618
Segment assets	22,734,860	36,080,567
Segment profit	(844,067)	(789,212)
External customers [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	22,889,784	20,950,575
External customers [Member] | Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	16,194,577	20,735,989
External customers [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	6,274,998	191,315
External customers [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	420,209	23,271
Intersegment [Member] | Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(105,710)	(713,307)
Intersegment [Member] | Consumer product
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(105,710)	(713,307)
Intersegment [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	0	0
Intersegment [Member] | EV [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 0	$ 0